Debt (Details) $ in Millions, $ in Millions	Jun. 30, 2024 CAD ($)	May 24, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Feb. 15, 2024 CAD ($)	Feb. 15, 2024 USD ($)
Series M-61 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 400
Series M-63 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,100
Series US-9 Notes
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 942	$ 700
Series US-10 Notes
Disclosure of detailed information about borrowings [line items]
Notional amount				1,009	$ 750
Series US-10 Notes | Fair value hedge
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 336
Series M-49 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 600
Series M-47 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,500
Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 2,500
Unsecured Expansion Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 1,000
Fixed interest rate | Series M-61 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		5.60%
Fixed interest rate | Series M-63 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		5.15%
Fixed interest rate | Series US-9 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.20%	5.20%
Fixed interest rate | Series US-10 Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.55%	5.55%
Fixed interest rate | Series M-49 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			2.75%
Fixed interest rate | Series M-47 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			3.35%